Statements of Net Assets Available for Benefits - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investment in Master Trust – at fair value (Notes 2 and 3)	$ 697,288,290	$ 641,618,161
Receivables:
Employer Contributions	1,481,267	1,132,017
Participant Contributions	684,852	1,335,739
Notes receivable from participants	7,118,307	6,823,546
Net assets available for benefits	$ 706,572,716	$ 650,909,463